Stock-Based Awards - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Sep. 16, 2020 shares	Sep. 30, 2020 USD ($) Installment $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 15, 2020 shares	Dec. 31, 2018 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted | $ / shares		$ 4.27	$ 0.62
Number of shares initially reserved for issuance			11,290,676		5,737,103
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total number of shares of common stock authorized			1,968,528	8,267,252
Share based payments, vesting period			4 years
Share based payments, maximum term			10 years
Number of shares available for future issuance			528,593	1,928,487
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future issuance		3,061,794
Number of shares transferred from 2018 plan, available for future issuance	1,928,487
Number of shares initially reserved for issuance	4,884,233
Percentage of outstanding shares increased annually under the plan	5.00%
2020 ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total number of shares of common stock authorized	488,414
Number of shares available for future issuance	488,414
Percentage of outstanding shares increased annually under the plan	1.00%
Increase in common stock reserved for future issuance	1,953,656
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense | $		$ 25,000,000	$ 200,000
Unrecognized share based compensation expense, recognition period		3 years 8 months 1 day	3 years 4 months 24 days
Restricted Stock Units ("RSUs")
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense | $		$ 8.7
Unrecognized share based compensation expense, recognition period		3 years 11 months 15 days
Number of share of common stock receivable upon vesting		1
Restricted Stock Units ("RSUs") | 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
'Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The Company grants RSUs with service conditions that vest in four equal annual installments provided that the employee remains employed with the Company. The Company also grants RSUs with performance conditions that vest upon the achievement of specified milestones.
Share-based Compensation Arrangement By Share-based Payment Award Grant Service Conditions to Vest Number of Annual Installments | Installment		4